Cryptocurrencies - Schedule of Cryptocurrencies (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Cryptocurrencies [Line Items]
Cost Basis	¥ 256,709,293
Fair Value	¥ 242,889,085	$ 33,789,033
Bitcoin [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity	361	361
Cost Basis	¥ 256,709,226
Fair Value	¥ 242,889,018
USDT [Member]
Schedule of Cryptocurrencies [Line Items]
Quantity	9	9
Cost Basis	¥ 67
Fair Value	¥ 67